Private Placement (Details) - EarlyBirdCapital [Member] - USD ($)	1 Months Ended	12 Months Ended
	Mar. 19, 2021	Dec. 31, 2021
Private Placement (Details) [Line Items]
Purchased aggregate shares		390,000
Purchase price per share	$ 10	$ 10
Generating gross proceeds	$ 260,000	$ 3,900,000
Additional shares of private units	26,000